Rule 497(e)
File Nos. 333-151805; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

HV-6776 - Premier InnovationsSM
HV-6777 - Hartford 403(b) Cornerstone Innovations
HV-6778 - Premier InnovationsSM (Series II)

Supplement dated December 17, 2025 to Prospectuses dated May 1, 2025

Effective December 1, 2025, the following funds in the above-referenced prospectuses, as applicable, were renamed as follows:

•Macquarie Asset Strategy Fund was renamed Nomura Asset Strategy Fund.
•Macquarie Diversified Income Fund was renamed Nomura Diversified Income Fund.
•Macquarie Extended Duration Bond Fund was renamed Nomura Extended Duration Bond Fund.
•Macquarie Large Cap Growth Fund was renamed Nomura Large Cap Growth Fund.
•Macquarie Natural Resources Fund was renamed Nomura Natural Resources Fund.
•Macquarie Science and Technology Fund was renamed Nomura Science and Technology Fund.
•Macquarie Small Cap Growth Fund was renamed Nomura Small Cap Growth Fund.

Effective December 1, 2025, the following were removed as sub-advisers to the above-referenced funds, as applicable:

•Macquarie Investment Management Austria Kapitalanlage AG
•Macquarie Investment Management Europe Limited
•Macquarie Investment Management Global Limited

Please read this Supplement carefully and retain it for future reference.

2025-PROSUPP-34